CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value, (per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock subject to redemption
Temporary equity shares, redemption price (in dollars per share)	$ 10.65	$ 10.15
Temporary equity shares, shares issued	694,123	11,500,000
Temporary equity shares, shares outstanding	694,123	11,500,000
Common stock subject to not redemption
Common stock, shares issued	3,462,000	3,432,000
Common stock, shares outstanding	3,462,000	3,432,000